Property and Equipment	12 Months Ended
Oct. 31, 2021
Property And Equipment
Property and Equipment

12.	Property and Equipment

	Computer and Office Equipment	Production Equipment and Other	Construction in Progress	Leasehold Improvements	Right-of-use Assets	Total
COST	$	$	$	$	$	$
Balance - October 31, 2019	55,960	156,781	476,783	1,238,680	358,608	2,286,812
Additions	1,031	215,030	90,342	251,355	344,466	902,224
Transfers	(2,061)	2,061	(512,719)	512,719	-	-
Disposals	(39,764)	(17,350)	(9,331)	(947)	(52,063)	(119,455)
Balance - October 31, 2020	15,166	356,522	45,075	2,001,807	651,011	3,069,581
Additions	-	22,939	-	2,255,594	2,040,029	4,318,562
Cost basis of assets acquired	1,117	146,756		677,339	680,482	1,505,694
Transfers	-	-	(45,075)	45,075	-	-
Disposals	-	(15,049)	-	(1,727)	(43,490)	(60,266)
Balance - October 31, 2021	16,283	511,167	-	4,978,088	3,328,032	8,833,570
ACCUMULATED AMORTIZATION
Balance - October 31, 2019	19,701	37,016	-	638,629	126,549	821,895
Amortization for the period	6,360	41,397	-	810,619	305,365	1,163,741
Transfers	(2,405)	2,405	-	-	-	-
Disposals	(8,490)	(7,301)	-	-	(52,063)	(67,854)
Balance - October 31, 2020	15,166	73,517	-	1,449,248	379,851	1,917,782
Amortization for the period	979	77,766	-	527,524	406,773	1,013,042
Amortization of assets acquired	138	52,368		40,955	100,316	193,777
Disposals	-	(7,548)	-	(698)	(25,369)	(33,615)
Balance – October 31, 2021	16,283	196,103	-	2,017,029	861,571	3,090,986
NET BOOK VALUE
As at October 31, 2020	-	283,005	45,075	552,559	271,160	1,151,799
As at October 31, 2021	-	315,064	-	2,961,059	2,466,461	5,742,584

For the year ended October 31, 2021, amortization capitalized was $833,027 (2020 - $957,905) and expensed amortization was $180,015 (2020 - $205,836).